Initial Public Offering Initial Public Offering (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Initial Public Offering [Line Items]
Stock issued (in shares)	7,000,000
Share price (in dollars per share)	$ 14.00
Proceeds from IPO	$ 55,225	$ 55,225	$ 0	$ 0
Underwriting fees	4,324
IPO transaction-related costs	2,216	10,008	0	0
Conversion of preferred stock (in shares)	7,191,891
Debt repayment [Member]
Initial Public Offering [Line Items]
Proceeds from IPO	46,225
Termination of management services agreement [Member]
Initial Public Offering [Line Items]
Proceeds from IPO	$ 9,000
Shares Offered By Company [Member]
Initial Public Offering [Line Items]
Stock issued (in shares)	4,411,765
Shares sold by Gores Building Holdings, LLC and other selling stockholders [Member]
Initial Public Offering [Line Items]
Stock issued (in shares)	2,588,235
Shares purchased by underwriters [Member]
Initial Public Offering [Line Items]
Stock issued (in shares)	1,050,000
Aggregate shares sold [Member]
Initial Public Offering [Line Items]
Stock issued (in shares)	8,050,000